Deposits (Tables)	9 Months Ended
Jul. 31, 2019
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Summary of Deposits

					As at
	July 31, 2019						April 30 2019	October 31 2018
	Payable on demand(1)		Payable after notice(2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date(3)	Total	Total	Total
Personal	$6,567	$8,065	$123,641		$84,622	$222,895	$224,933	$214,545
Business and government	104,319	24,651	39,208		288,628	456,806	443,707	422,002
Financial institutions	5,582	1,062	1,175		34,826	42,645	43,642	39,987
	$116,468	$33,778	$164,024	(4)	$408,076	$722,346	$712,282	$676,534
Recorded in:
Canada	$84,718	$16,851	$126,951		$262,413	$490,933	$481,177	$472,798
United States	19,888	69	6,029		50,276	76,262	73,708	59,938
United Kingdom	–	–	273		18,001	18,274	18,683	16,847
Mexico	10	4,534	7,335		12,076	23,955	24,487	21,151
Peru	4,857	111	4,476		8,733	18,177	17,955	15,213
Chile	3,166	3,819	147		15,599	22,731	24,790	24,180
Colombia	42	548	4,567		4,690	9,847	9,949	9,543
Other International	3,787	7,846	14,246		36,288	62,167	61,533	56,864
Total(5)	$116,468	$33,778	$164,024		$408,076	$722,346	$712,282	$676,534
(1)	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $137 (April 30, 2019 – $133; October 31, 2018 – $141) of non-interest-bearing deposits.
(5)

Deposits denominated in U.S. dollars amount to $249,722 (April 30, 2019 – $237,027; October 31, 2018 – $219,195), deposits denominated in Chilean pesos amount to $21,012 (April 30, 2019 – $22,610; October 31, 2018 – $22,731), deposits denominated in Mexican pesos amount to $20,173 (April 30, 2019 – $20,863; October 31, 2018 – $18,341) and deposits denominated in other foreign currencies amount to $83,772 (April 30, 2019 – $84,606; October 31, 2018 – $79,582).

Summary of Maturity Schedule for Term Deposits

The following table presents the maturity schedule for term deposits in Canada greater than $100,000(1).

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at July 31, 2019	$48,111	$24,313	$40,746	$93,713	$13,664	$220,547
As at April 30, 2019	$46,113	$22,925	$32,412	$99,940	$14,948	$216,338
As at October 31, 2018	$36,670	$23,913	$42,830	$99,734	$19,872	$223,019
(1)	The majority of foreign term deposits are in excess of $100,000.